State Street Communication Services Select Sector SPDR ETF Investment Objectives and Goals - State Street Communication Services Select Sector SPDR ETF	Sep. 30, 2025
Prospectus [Line Items]
Risk/Return [Heading]	State Street® Communication Services Select Sector SPDR® ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	State Street Communication Services Select Sector SPDR ETF (the “Fund”) seeks to provide investment results that, before expenses, correspond generally to the price and yield performance of publicly traded equity securities of companies in the Communication Services Select Sector Index (the “Index”).